UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-4998

     T. Rowe Price Spectrum Fund, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SPECTRUM INCOME FUND
Unaudited			March 31, 2008
Portfolio of Investments(1)	Percent of Net Assets	Shares	Value
(Cost and value in $000s)
BOND MUTUAL FUNDS 84.0%
T. Rowe Price New Income Fund	21.9	126,371,164	1,153,769
T. Rowe Price High Yield Fund	16.3	135,173,164	858,349
T. Rowe Price International Bond Fund	14.0	68,052,414	737,008
T. Rowe Price GNMA Fund	12.8	70,198,545	670,396
T. Rowe Price Short-Term Bond Fund	8.6	94,368,301	449,193
T. Rowe Price U.S. Treasury Long-Term Fund	5.5	23,359,762	289,194
T. Rowe Price Emerging Markets Bond Fund	3.0	11,972,065	155,876
T. Rowe Price Corporate Income Fund	1.9	10,931,268	101,661
Total Bond Mutual Funds (Cost $4,276,928)			4,415,446

EQUITY MUTUAL FUNDS 15.3%
T. Rowe Price Equity Income Fund	15.3%	32,301,115	806,882
Total Equity Mutual Funds (Cost $785,111)			806,882

SHORT-TERM INVESTMENTS 0.7%
T. Rowe Price Summit Cash Reserves Fund	0.7	38,537,225	38,537
Total Short-Term Investments (Cost $38,537)			38,537

Total Investments in Securities
100.0% of Net Assets (Cost $ 5,100,576)			$5,260,865
(1) Affiliated Companies

(1) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
T. Rowe Price
Corporate
Income Fund	$ 4,634	$847	$1,324	$ 101,661	$ 99,998
T. Rowe Price
Emerging Markets
Bond Fund	8,817	1,292	3,043	155,876	153,447
T. Rowe Price Equity
Income Fund	106,726	4,698	4,385	806,882	796,678
T. Rowe Price GNMA
Fund	27,754	4,962	7,892	670,396	644,106
T. Rowe Price High
Yield Fund	49,429	5,097	16,327	858,349	863,811
T. Rowe Price
International
Bond Fund	30,347	5,030	6,173	737,008	662,175
T. Rowe Price New
Income Fund	62,829	48,389	12,917	1,153,769	1,128,433
T. Rowe Price Short-
Term Bond Fund	33,907	3,185	4,667	449,193	415,850
T. Rowe Price Summit
Cash Reserves Fund	384	22,996	384	38,537	61,149
T. Rowe Price
U.S. Treasury
Long-Term
Fund	3,045	20,512	3,046	289,194	297,196
Totals			$60,158	$5,260,865	$ 5,122,843

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$5,100,576
Income distributions from underlying
Price funds		$60,158
Realized gain (loss) on sales of
underlying Price funds		$(590)
Capital gain distributions from
underlying Price funds		$25,704

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM GROWTH FUND
Unaudited			March 31, 2008
Portfolio of Investments(1)	Percent of Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.0% (1)
T. Rowe Price Growth Stock Fund	19.3%	22,503,605	663,631
T. Rowe Price Blue Chip Growth Fund	18.3	17,832,543	629,310
T. Rowe Price Equity Income Fund	13.3	18,333,279	457,965
T. Rowe Price Value Fund	12.8	18,527,235	441,133
T. Rowe Price New Horizons Fund (2)	10.9	13,980,926	373,431
T. Rowe Price International Stock Fund	9.7	21,834,639	332,542
T. Rowe Price International
Growth & Income Fund	7.3	15,549,571	250,037
T. Rowe Price Mid-Cap Value Fund	5.4	8,835,092	185,537
T. Rowe Price Emerging Markets Stock Fund	3.0	2,707,292	102,038

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,736,824)			$3,435,624
(1) Affiliated Companies
(2) Non-income producing

(1) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
T. Rowe Price Blue
Chip Growth Fund	$2,254	$7,861	$-	$ 629,310	$723,557
T. Rowe Price
Emerging Markets
Stock Fund	-	3,867	-	102,038	121,402
T. Rowe Price Equity
Income Fund	22,190	7,130	2,483	457,965	497,341
T. Rowe Price Growth
Stock Fund	-	-	-	663,631	757,472
T. Rowe Price
International Growth
& Income Fund	2,276	2,788	-	250,037	276,753
T. Rowe Price
International
Stock Fund	2,845	3,586	-	332,542	366,150
T. Rowe Price Mid-Cap
Value Fund	3,852	2,656	-	185,537	196,630
T. Rowe Price New
Horizons Fund	3,414	-	-	373,431	422,771
T. Rowe Price
Value Fund	6,698	5,325	-	441,133	477,193
Totals			$2,483 $	3,435,624 $	3,839,269

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$2,736,824
Income distributions from underlying
Price funds		$2,483
Realized gain (loss) on sales of
underlying Price funds		$(2,432)
Capital gain distributions from
underlying Price funds		$12,594

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND			March 31, 2008
Unaudited
Portfolio of Investments(1)	Percent of Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price International Stock Fund	39.8%	11,835,796	180,259
T. Rowe Price European Stock Fund	28.8	7,116,383	130,372
T. Rowe Price International
Growth & Income Fund	10.2	2,877,365	46,268
T. Rowe Price Japan Fund (2)	9.1	4,281,209	41,143
T. Rowe Price Emerging Markets Stock Fund	5.8	695,062	26,197
T. Rowe Price New Asia Fund	4.5	1,237,294	20,613
T. Rowe Price International Discovery Fund	1.8	181,362	7,973

Total Investments in Securities
100.0% of Net Assets (Cost $ 453,756)			$ 452,825
(1) Affiliated Companies
(2) Non-income producing

(1) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07
T. Rowe Price
Emerging Markets
Stock Fund	$168	$119	$ -	$ 26,197	$29,795
T. Rowe Price European
Stock Fund	7,203	305	-	130,372	133,200
T. Rowe Price
International
Discovery Fund	1,302	41	-	7,973	7,468
T. Rowe Price
International Growth &
Income Fund	2,603	80	-	46,268	48,382
T. Rowe Price
International
Stock Fund	13,918	-	-	180,259	183,133
T. Rowe Price
Japan Fund	560	-	-	41,143	44,088
T. Rowe Price New
Asia Fund	280	228	-	20,613	26,595
Totals			$ -	$ 452,825	$472,661

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$453,756
Income distributions from underlying
Price funds		$-
Realized gain (loss) on sales of
underlying Price funds		$(76)
Capital gain distributions from
underlying Price funds		$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Spectrum Funds
Unaudited	March 31, 2008
Notes to Portfolio of Investments

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth seeks long-term capital appreciation and growth of income with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and valuations of the underlying Price funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolios of Investments may differ from the value the funds receive upon sale of the underlying Price funds.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

On January 1, 2008, each fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the funds’ net assets or results of operations.

NOTE 2 – VALUATION

Each fund’s investments are reported at fair value as defined under FAS 157. Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. A fund’s investments are summarized by level, based on the inputs used to determine their values. On March 31, 2008, all of the investments in underlying Price funds were classified as Level 1.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:

	Spectrum	Spectrum	Spectrum
	Income	Growth	International

Cost	$5,100,576,000	$2,736,824,000	$453,756,000
Unrealized appreciation	255,112,000	698,800,000	15,477,000
Unrealized depreciation	(94,823,000)	-	(16,408,000)
Net unrealized
appreciation (depreciation)	$160,289,000	$698,800,000	$(931,000)

NOTE 4 - RELATED PARTIES

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund’s net assets. At March 31, 2008, Spectrum Growth and Spectrum International Funds each held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Income Fund held approximately 57% of the outstanding shares of the U.S. Treasury Long-Term Fund, 48% of the GMNA Fund, 45% of the Corporate Income Fund, 27% of the Short-Term Bond Fund, and 26% of the International Bond Fund. For the period ended March 31, 2008, realized gain on affiliated companies was $25,114,000 for Spectrum Income Fund and $10,162,000 for Spectrum Growth Fund, and the realized loss on affiliated companies was $76,000 for Spectrum International Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008